Equity (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity
Number of shares subscribed	4,530,701	4,530,701
Par value per share	€ 1.00
Subscribed capital	€ 4,530,701
Issue of equity		€ 90,844,618	€ 100,000
Gross IPO proceeds		90,844,618	€ 100,000
IPO costs		€ 2,847,365
Increase in share capital	€ 1,500,000
Issuance of share capital	1,500,000
Par value issued	€ 0
Initial Public Offering and Private Placement
Equity
Par value per share		€ 1.00
Issue of equity		€ 1,530,701
Gross IPO proceeds		85,866,884
Amount Exceeding Share of Capital Stock		84,336,183
Transaction costs		€ 4,977,734